ACCRUED SEVERANCE PAY, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ACCRUED SEVERANCE PAY, NET [Abstract]
Severance expenses	$ 0	$ 0	$ 15,000